Subsequent Events Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 30, 2015	Apr. 15, 2015	Apr. 30, 2015	Mar. 03, 2015	May 04, 2015	Feb. 24, 2015	Feb. 02, 2015	Apr. 06, 2015
Subsequent Event [Line Items]
Payments to Acquire Equity Method Investments	$ 482	$ 455	$ 2,651
Commercial paper	798	225
Common Stock, Dividends, Per Share, Declared	$ 1.9575	$ 1.4375	$ 1.19625
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Declared				$ 0.58
3.6% Senior Unsecured Notes due 2022 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term debt face amount							1,250
Long-term debt interest rate							3.60%
4% Senior Unsecured Notes due 2025 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term debt face amount							750
Long-term debt interest rate							4.00%
5.1% Senior Unsecured Notes due 2045 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term debt face amount							1,000
Long-term debt interest rate							5.10%
5.875% Senior Unsecured Notes due 2021 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term debt interest rate					5.875%
Repayments of Debt					783
Long-term debt retired					750
Williams Partners L.P. [Member] | Commercial paper [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Commercial paper								536
Williams Partners L.P. [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,500
Credit facility, loans outstanding	0
Williams Partners L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										3,500
Credit facility, loans outstanding									1,300
Williams Partners L.P. [Member] | Commercial paper [Member]
Subsequent Event [Line Items]
Commercial paper	798	225
Line of Credit Facility, Maximum Borrowing Capacity	2,000
Williams Partners L.P. [Member] | Commercial paper [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Commercial paper									1,800
Line of Credit Facility, Maximum Borrowing Capacity								3,000		3,000
Williams Companies, Inc. [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	1,500
Credit facility, loans outstanding	370	0
Williams Companies, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										1,500
Credit facility, loans outstanding								350	0
Utica East Ohio Midstream, LLC [Member]
Subsequent Event [Line Items]
Payments to Acquire Equity Method Investments	57	0	0
Equity Method Investment, Ownership Percentage	49.00%
Utica East Ohio Midstream, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Equity Method Investments						$ 575
Percentage To Be Acquired By Us With Participation By Another [Member] | Utica East Ohio Midstream, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage											13.00%
Percentage To Be Acquired By Us Without Participation By Another [Member] | Utica East Ohio Midstream, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage											21.00%
Percentage To Be Acquired By Another If Participation Right Is Exercised [Member] | Utica East Ohio Midstream, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired											8.00%